Schwab Strategic Trust
Schwab U.S. REIT ETF

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Data Center REITs 9.6%
Digital Realty Trust, Inc.	1,564,707	217,150,038
Equinix, Inc.	455,539	371,268,840
		588,418,878

Diversified REITs 2.2%
Alexander & Baldwin, Inc.	375,867	6,295,772
American Assets Trust, Inc.	250,281	5,040,659
Armada Hoffler Properties, Inc.	351,192	3,856,088
Broadstone Net Lease, Inc.	968,437	15,494,992
Empire State Realty Trust, Inc., Class A	669,085	5,995,002
Essential Properties Realty Trust, Inc.	806,741	19,160,099
Global Net Lease, Inc.	1,003,396	8,809,817
WP Carey, Inc.	1,105,766	68,822,876
		133,475,305

Health Care REITs 9.0%
CareTrust REIT, Inc.	513,367	11,848,510
Global Medical REIT, Inc.	319,226	3,201,837
Healthcare Realty Trust, Inc.	1,968,659	30,061,423
Healthpeak Properties, Inc.	2,827,711	48,975,955
LTC Properties, Inc.	214,088	6,983,551
Medical Properties Trust, Inc.	3,094,775	15,009,659
National Health Investors, Inc.	224,119	12,160,697
Omega Healthcare Investors, Inc.	1,265,747	40,187,467
Physicians Realty Trust	1,233,355	14,405,586
Sabra Health Care REIT, Inc.	1,195,859	17,459,541
Ventas, Inc.	2,079,898	95,342,524
Welltower, Inc.	2,860,869	254,903,428
		550,540,178

Hotel & Resort REITs 3.0%
Apple Hospitality REIT, Inc.	1,100,397	18,343,618
DiamondRock Hospitality Co.	1,082,634	9,007,515
Host Hotels & Resorts, Inc.	3,678,278	64,259,517
Park Hotels & Resorts, Inc.	1,115,749	16,546,558
Pebblebrook Hotel Trust	622,162	7,932,565
RLJ Lodging Trust	813,613	8,697,523
Ryman Hospitality Properties, Inc.	308,620	30,970,017
Service Properties Trust	856,767	6,125,884
Summit Hotel Properties, Inc.	556,506	3,483,728
Sunstone Hotel Investors, Inc.	1,069,512	10,566,778
Xenia Hotels & Resorts, Inc.	555,209	6,779,102
		182,712,805

Industrial REITs 13.0%
Americold Realty Trust, Inc.	1,313,134	37,069,773
EastGroup Properties, Inc.	234,665	40,773,044
First Industrial Realty Trust, Inc.	683,621	32,164,368
SECURITY	NUMBER OF SHARES	VALUE ($)
Industrial Logistics Properties Trust	304,096	1,030,885
Innovative Industrial Properties, Inc.	144,948	11,836,454
LXP Industrial Trust	1,513,783	13,291,015
Plymouth Industrial REIT, Inc.	184,946	4,022,575
Prologis, Inc.	4,754,974	546,489,162
Rexford Industrial Realty, Inc.	1,067,081	52,521,727
STAG Industrial, Inc.	928,686	33,293,393
Terreno Realty Corp.	433,778	24,773,061
		797,265,457

Multi-Family Residential REITs 8.8%
Apartment Income REIT Corp.	771,451	24,007,555
Apartment Investment & Management Co., Class A *	701,894	4,836,050
AvalonBay Communities, Inc.	734,082	126,952,141
Camden Property Trust	551,899	49,814,404
Centerspace	77,147	4,115,021
Elme Communities	454,569	5,973,037
Equity Residential	1,782,891	101,339,524
Essex Property Trust, Inc.	331,762	70,817,916
Independence Realty Trust, Inc.	1,160,941	15,812,016
Mid-America Apartment Communities, Inc.	603,103	75,074,261
NexPoint Residential Trust, Inc.	117,975	3,592,339
UDR, Inc.	1,566,839	52,332,423
Veris Residential, Inc.	414,157	6,001,135
		540,667,822

Office REITs 4.5%
Alexandria Real Estate Equities, Inc.	804,944	88,060,874
Boston Properties, Inc.	745,970	42,468,072
Brandywine Realty Trust	889,591	3,967,576
COPT Defense Properties	581,992	14,084,206
Cousins Properties, Inc.	784,889	16,105,922
Douglas Emmett, Inc.	860,852	10,519,611
Easterly Government Properties, Inc.	483,559	5,638,298
Equity Commonwealth	566,346	10,641,641
Highwoods Properties, Inc.	545,466	10,336,581
Hudson Pacific Properties, Inc.	654,536	3,842,126
JBG SMITH Properties	486,914	6,680,460
Kilroy Realty Corp.	551,505	18,188,635
NET Lease Office Properties *	73,759	1,205,960
Office Properties Income Trust	249,253	1,390,832
Paramount Group, Inc.	851,834	4,003,620
Peakstone Realty Trust (a)	186,365	2,974,385
Piedmont Office Realty Trust, Inc., Class A	639,518	3,977,802
SL Green Realty Corp.	333,126	12,182,418
Vornado Realty Trust	827,709	19,484,270
		275,753,289

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Other Specialized REITs 6.8%
EPR Properties	389,552	17,381,810
Farmland Partners, Inc.	229,109	2,836,369
Four Corners Property Trust, Inc.	467,479	10,747,342
Gaming & Leisure Properties, Inc.	1,357,589	63,440,134
Iron Mountain, Inc.	1,508,587	96,775,856
Lamar Advertising Co., Class A	452,495	45,833,219
Outfront Media, Inc.	750,949	9,184,106
Safehold, Inc.	232,097	4,569,990
Uniti Group, Inc.	1,230,667	6,805,589
VICI Properties, Inc.	5,238,405	156,575,926
		414,150,341

Retail REITs 13.5%
Acadia Realty Trust	492,264	7,443,032
Agree Realty Corp.	497,615	29,463,784
Brixmor Property Group, Inc.	1,553,769	33,437,109
Federal Realty Investment Trust	379,252	36,252,699
Getty Realty Corp.	237,782	6,997,924
InvenTrust Properties Corp.	348,610	8,408,473
Kimco Realty Corp.	3,204,164	61,904,448
Kite Realty Group Trust	1,134,088	23,951,939
Macerich Co.	1,113,485	12,771,673
NETSTREIT Corp.	345,397	5,312,206
NNN REIT, Inc.	942,884	38,299,948
Phillips Edison & Co., Inc.	606,991	21,390,363
Realty Income Corp.	3,663,736	197,695,195
Regency Centers Corp.	849,356	53,322,570
Retail Opportunity Investments Corp.	650,577	8,372,926
RPT Realty	412,094	4,788,532
Simon Property Group, Inc.	1,691,234	211,218,214
SITE Centers Corp.	931,102	12,281,235
Spirit Realty Capital, Inc.	730,521	30,170,517
Tanger, Inc.	544,103	13,580,811
Urban Edge Properties	607,389	10,173,766
		827,237,364

Self Storage REITs 6.8%
CubeSmart	1,162,039	46,202,671
Extra Space Storage, Inc.	1,092,092	142,157,615
National Storage Affiliates Trust	429,183	14,244,584
Public Storage	817,975	211,659,211
		414,264,081

Single-Family Residential REITs 5.2%
American Homes 4 Rent, Class A	1,643,756	59,619,030
Equity LifeStyle Properties, Inc.	962,862	68,459,488
Invitation Homes, Inc.	2,973,398	99,192,558
Sun Communities, Inc.	643,123	83,181,529
UMH Properties, Inc.	305,476	4,313,321
		314,765,926

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecom Tower REITs 14.8%
American Tower Corp.	2,399,242	500,913,745
Crown Castle, Inc.	2,241,692	262,905,638
SBA Communications Corp.	560,233	138,355,141
		902,174,524

Timber REITs 2.6%
PotlatchDeltic Corp.	413,189	18,940,584
Rayonier, Inc.	705,223	21,636,241
Weyerhaeuser Co.	3,777,248	118,416,725
		158,993,550
Total Common Stocks (Cost $6,429,416,626)		6,100,419,520

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (b)	3,040,763	3,040,763
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (b)(c)	335,000	335,000
		3,375,763
Total Short-Term Investments (Cost $3,375,763)		3,375,763
Total Investments in Securities (Cost $6,432,792,389)		6,103,795,283

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 12/15/23	275	8,976,000	350,050

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $319,200.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Asset
Common Stocks[1]	$6,100,419,520	$—	$—	$6,100,419,520
Short-Term Investments[1]	3,375,763	—	—	3,375,763
Futures Contracts[2]	350,050	—	—	350,050
Total	$6,104,145,333	$—	$—	$6,104,145,333

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of November 30, 2023, are disclosed in the fund’s Portfolio Holdings.
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